Share-based Compensation - LTIP (Details) - LTIP - USD ($)				6 Months Ended	12 Months Ended
	Dec. 15, 2017	Aug. 02, 2017	Mar. 15, 2017	Jun. 30, 2018	Dec. 31, 2017
Ordinary Shares Purchased and Held by Trustee - Cost
Awards forfeited				$ 93,000
Shared-based Compensation Award, Performance
Share-based Compensation
Number of business days for vesting after announcement of group's annual results	2 days	2 days	2 days
Number of years after the covered financial year to which the LTIP award relates	2 years	2 years	2 years
Shared-based Compensation Award, Performance | Maximum
Share-based Compensation
Cash amount per annum	$ 500,000	$ 6,000,000	$ 6,000,000
Shared-based Compensation Award, Non-performance
Share-based Compensation
Number of business days for vesting after publication date of annual report			1 day
Shared-based Compensation Award, Non-performance | Maximum
Share-based Compensation
Cash amount per annum			$ 400,000
Ordinary Shares
Ordinary Shares Purchased and Held by Trustee - Number of treasury shares
As at January 1				55,978	62,921
Purchased				79,500	35,095
Vested				(23,375)	(42,038)
As at December 31 / June 30				112,103	55,978
Ordinary Shares Purchased and Held by Trustee - Cost
As at January 1				$ 1,957,000	$ 2,390,000
Purchased				5,451,000	1,367,000
Vested				(731,000)	(1,800,000)
As at December 31 / June 30				$ 6,677,000	$ 1,957,000